Label	Element	Value
Port Street Quality Growth Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Port Street Quality Growth Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Port Street Quality Growth Fund (the “Fund”) seeks total return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and example below.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 29, 2025
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 14% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	14.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets included in the Financial Highlights sections of the Fund’s Statutory Prospectus, which reflects the operating expenses of the Fund and does not include available but unused shareholder servicing plan fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the expense limitation for one year).
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund’s approach to investing focuses on those companies that can be purchased at market prices below their fair value with a record of consistent, above average profit growth; strong balance sheets; sustainable competitive advantages; and capable management. The source of such growth is persistently above average profitability, which, when combined with a sensible policy relating to the payout of such profits and intelligent re-investment, results in the compounding of retained earnings and long-term growth. The Fund’s investment strategy is designed to grow purchasing power in excess of inflation and outperform the general market over time while mitigating losses during periods of economic adversity.

Under normal market conditions, the Fund invests primarily in equity securities, including common stocks. Although the Fund invests in equity securities issued by companies of any capitalization, it focuses a greater portion of its investments in larger-capitalization (“larger cap”) companies, many of which generate income through dividend distributions as well as providing capital appreciation opportunities.

The Fund divides responsibility for investment management between the Adviser and Saratoga Research & Investment Management, an unaffiliated sub-adviser (the “Sub-Adviser” or “Saratoga”). As part of its services to the Fund, the Adviser evaluates and recommends professional investment managers to serve as sub-advisers, formulates and implements the Fund’s investment program, and oversees the management of the Fund’s investments by the Sub-Adviser. The Adviser may make specific portfolio investments for the Fund’s portfolio if the Adviser allocates all or a portion of the Fund’s assets for its direct management. Subject to the Adviser’s oversight, the Sub-Adviser is primarily responsible for the day-to-day portfolio management of the Fund. The Fund, the Trust and the Adviser have obtained an exemptive order with respect to the Fund that permits the Fund to operate in a “manager of managers” structure whereby the Adviser, subject to certain conditions, can hire new sub-advisers for the Fund, and materially amend the terms of sub-advisory agreements with sub-advisers, each subject to Board approval but without obtaining prior shareholder approval. Consequently, under the exemptive order, the Adviser has the ultimate responsibility (subject to oversight by the Board) to oversee the sub-advisers and recommend their hiring, termination, and replacement.  Within 90 days of retaining a new sub-adviser, shareholders of the Fund will receive notification of the change.  The manager of managers structure enables the Fund to operate with greater efficiency and without incurring the expense and delays associated with obtaining shareholder approval of sub-advisory agreements.  The structure does not permit investment advisory fees paid by the Fund to be increased or change the Adviser’s obligations under its investment advisory agreement with the Trust.  Furthermore, any sub-advisory agreements with affiliates of the Fund or the Adviser will require shareholder approval.
In selecting securities for the Fund’s portfolio, the Sub-Adviser begins by performing a quantitative screen on a database of approximately 10,000 companies to identify those companies with a healthy balance sheet, not more than a moderate amount of leverage, a non-capital intensive business model, profitability, a propensity for above average profit margins, and management that has proven adept at allocating capital over time. This screen typically reduces the Fund’s investment universe to 150 to 200 companies. Due to the Adviser’s and Sub-Adviser’s investing approach, the Fund may hold a significant position in cash or cash equivalents (including, but not limited to, shares of money market funds) for an extended period of time, based on the Adviser’s and Sub-Adviser’s determination of the availability of high-quality companies trading at valuations that meet the Fund’s investment criteria and investment objective. The Adviser and Sub-Adviser will determine the Fund’s cash position using its quantitative screens and valuation analysis.

Subject to the Adviser’s investment oversight responsibilities, the Sub-Adviser studies the business models of the companies identified during the initial screen to better understand the drivers of each company’s performance. The Sub-Adviser then uses valuation analysis to establish target purchase prices for each company. The result of this process is a portfolio of 25 to 45 companies the Sub-Adviser believes are quality issuers that have the ability to grow future profits in excess of market averages and are priced at a discount to their intrinsic values. From time to time, the Fund may focus its investments in securities of companies in the same economic sector.
The Fund may also invest up to 25% of its total assets in American Depositary Receipts (“ADRs”), which are negotiable certificates issued by U.S. banks that represent a specified number of shares of a foreign stock that is traded on a U.S. exchange.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund may also invest up to 25% of its total assets in American Depositary Receipts (“ADRs”), which are negotiable certificates issued by U.S. banks that represent a specified number of shares of a foreign stock that is traded on a U.S. exchange.
Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The accompanying bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s total returns have varied from year-to-year. Following the bar chart are the Fund’s highest and lowest quarterly returns during the period shown in the bar chart. The performance table that follows shows how the Fund’s average annual total returns over time compare with broad-based securities market indexes. Past performance (before and after taxes) will not necessarily continue in the future. Updated performance information is available on the Fund’s website at https://portstreetinvest.com or by calling the Fund toll-free at 1-855-369-6220.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The accompanying bar chart and table provide some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-855-369-6220
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://portstreetinvest.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) will not necessarily continue in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter	Worst Quarter
Q2 2020 8.21%	Q1 2020 -9.66%
Year to Date Return as of June 30, 2024
6.49%

Year to Date Return, Label	rr_YearToDateReturnLabel	Year to Date Return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	6.49%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.21%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.66%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended December 31, 2023
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Furthermore, the after-tax returns shown are not relevant to those investors who hold their shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those investors who hold their shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Port Street Quality Growth Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	In addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund over short or even long periods of time.
Port Street Quality Growth Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other governmental agency.
Port Street Quality Growth Fund | General Market Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	General Market Risk. The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. Certain securities selected for the Fund’s portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time.
Port Street Quality Growth Fund | Management Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Management Risk. The Fund may not meet its investment objective or may underperform the market or other mutual funds with similar strategies if the Adviser and Sub-Adviser cannot successfully implement the Fund’s investment strategies.
Port Street Quality Growth Fund | Asset Allocation Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Asset Allocation Risk. The Fund’s allocation among various asset classes and investments may not produce the desired results.
Port Street Quality Growth Fund | Multiple Manager Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Multiple Manager Risk. A manager of managers structure depends on the skill of the Adviser in selecting, overseeing, and allocating Fund assets to the Sub-Advisers. The Sub-Advisers’ investment styles may not always be complementary. Sub-Advisers make investment decisions independently of one another, and may make decisions that conflict with each other. Moreover, a manager of managers structure may result in the Fund investing a significant percentage of its assets in certain types of securities, which could be beneficial or detrimental to the Fund’s performance depending on the performance of those securities and the overall market environment. The Sub-Advisers may underperform the market generally or underperform other investment managers that could have been selected for the Fund. The Fund could experience overlapping or offsetting securities transactions, which may lead to higher transaction expenses.
Port Street Quality Growth Fund | Equity Securities Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Equity Securities Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors, geographic markets, or companies in which the Fund invests.
Port Street Quality Growth Fund | Growth-Style Investing Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Growth-Style Investing Risk. Investors expect growth companies to increase their earnings at a certain rate that is generally higher than the rate expected for non-growth companies. If a growth company does not meet these expectations, the price of its stock may decline significantly, even if it has increased earnings. Growth companies also typically do not pay dividends. Companies that pay dividends may experience less significant stock price declines during market downturns.
Port Street Quality Growth Fund | Limited Holdings Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Limited Holdings Risk. The Fund may have a relatively high concentration of assets in a single or small number of issuers, which may reduce its diversification and result in increased volatility.
Port Street Quality Growth Fund | Large Cap Company Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Large Cap Company Risk. The Fund’s investments in larger, more established companies are subject to the risk that larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors potentially resulting in lower markets for their common stock.
Port Street Quality Growth Fund | Mid Cap And Small Cap Companies Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Mid Cap and Small Cap Companies Risk. The mid cap and small cap companies may not have the management experience, financial resources, product or business diversification and competitive strengths of large cap companies. Therefore, these securities may have more price volatility and be less liquid than the securities of larger, more established companies.
Port Street Quality Growth Fund | Foreign Securities Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Foreign Securities Risk. Investments in securities issued by foreign companies involve risks not generally associated with investments in securities of U.S. companies, including risks relating to political, social, and economic developments abroad, differences between U.S. and foreign regulatory and tax requirements, and market practices, as well as fluctuations in foreign currencies. There may be less information publicly available about foreign companies than about a U.S. company, and many foreign companies are not subject to accounting, auditing, and financial reporting standards, regulatory framework and practices comparable to those in the U.S.
Port Street Quality Growth Fund | ADR Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	ADR Risk. ADRs are generally subject to the same risks as the foreign securities because their values depend on the performance of the underlying foreign securities. Holders of unsponsored ADRs generally bear all the costs of such depositary receipts, and the issuers of unsponsored ADRs frequently are under no obligation to distribute shareholder communications received from the company that issues the underlying foreign securities or to pass through voting rights to the holders of the ADRs.
Port Street Quality Growth Fund | Sector Emphasis Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Sector Emphasis Risk. The securities of companies in the same or related businesses (“industry sectors”), if comprising a significant portion of the Fund’s portfolio, may in some circumstances react negatively to market conditions, interest rates and economic, regulatory or financial developments and adversely affect the value of the portfolio to a greater extent than if such securities comprised a lesser portion of the Fund’s portfolio or the Fund’s portfolio was diversified across a greater number of industry sectors. Some industry sectors have particular risks that may not affect other sectors.
Port Street Quality Growth Fund | Cash/Cash Equivalents Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Cash/Cash Equivalents Risk. A substantial cash/cash equivalent position can adversely impact Fund performance in certain market conditions and may make it more difficult for the Fund to achieve its investment objective. In rising markets, holding cash or cash equivalents will negatively affect the Fund’s performance relative to its benchmark.

Port Street Quality Growth Fund | Epidemic Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Epidemic Risk. Widespread disease, including pandemics and epidemics have been and can be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund’s investments. Given the increasing interdependence among global economies and markets, conditions in one country, market, or region are increasingly likely to adversely affect markets, issuers, and/or foreign exchange rates in other countries, including the U.S. These disruptions could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.

Port Street Quality Growth Fund | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deductions for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	26.29%
5 Years	rr_AverageAnnualReturnYear05	15.69%
Since Inception	rr_AverageAnnualReturnSinceInception	12.15%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2014
Port Street Quality Growth Fund | Institutional Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PSQGX
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.85%
Shareholder Servicing Plan Fees	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.18%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.13%	[1]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.97%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 99
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	343
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	607
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,360
Annual Return 2015	rr_AnnualReturn2015	0.15%
Annual Return 2016	rr_AnnualReturn2016	5.85%
Annual Return 2017	rr_AnnualReturn2017	15.00%
Annual Return 2018	rr_AnnualReturn2018	(0.68%)
Annual Return 2019	rr_AnnualReturn2019	16.66%
Annual Return 2020	rr_AnnualReturn2020	9.23%
Annual Return 2021	rr_AnnualReturn2021	13.23%
Annual Return 2022	rr_AnnualReturn2022	(8.68%)
Annual Return 2023	rr_AnnualReturn2023	10.72%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	10.72%
5 Years	rr_AverageAnnualReturnYear05	7.84%
Since Inception	rr_AverageAnnualReturnSinceInception	6.62%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2014
Port Street Quality Growth Fund | Institutional Class Shares | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	9.64%
5 Years	rr_AverageAnnualReturnYear05	7.25%
Since Inception	rr_AverageAnnualReturnSinceInception	6.24%
Port Street Quality Growth Fund | Institutional Class Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	6.95%
5 Years	rr_AverageAnnualReturnYear05	6.13%
Since Inception	rr_AverageAnnualReturnSinceInception	5.30%

[1]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets included in the Financial Highlights sections of the Fund’s Statutory Prospectus, which reflects the operating expenses of the Fund and does not include available but unused shareholder servicing plan fees.
[2]	Port Street Investments, LLC (the “Adviser” or “Port Street”) has contractually agreed to waive its management fees and pay Fund expenses in order to ensure that Total Annual Fund Operating Expenses (excluding any acquired fund fees and expenses, leverage/borrowing interest, interest expense, dividends paid on short sales, taxes, brokerage commissions and other transactional expenses, and extraordinary expenses) do not exceed 0.97% of the Fund’s average daily net assets. Fees waived and expenses paid by the Adviser may be recouped by the Adviser for a period of 36 months following the month during which such fee waiver and expense payment was made if such recoupment can be achieved without exceeding the expense limit in effect at the time the fee waiver and expense payment occurred and the expense limit in effect at the time of recoupment. The Operating Expenses Limitation Agreement is indefinite in term and cannot be terminated through July 29, 2025. Thereafter, the agreement may be terminated at any time upon 60 days’ written notice by the Trust’s Board or the Adviser, with the consent of the Board.